Taxes on Income (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes on Income [Abstract]
Current	$ 108	$ 13	$ (187)
Prior years
Provision for deferred income taxes	108	13	(187)
Domestic	101	7	(195)
Foreign	7	6	8
Taxes on income (tax benefit)	$ 108	$ 13	$ (187)